Long-Term Investments	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS

The Company’s long-term investments consist of equity method investments.

Hunan Mango Autohome Automobile Sales Co., Ltd. (“Mango JV”)

In May, 2015, the Group entered into a shareholder agreement with HappiGo Home Shopping Co. (“HappiGo”) to establish a strategic joint venture, Mango JV, with total capital contribution of RMB100,000, of which the Company subscribed for RMB49,000 or 49% of the ordinary shares. As of December 31, 2015, the carrying value of the long-term investment was RMB49,102 (US$7,580).

Shanghai Youcheyoujia Financing Co., Ltd. (“Financing JV”)

In September 2015, the Group signed a memorandum of understanding to establish a joint venture with three parties, one of which is Beijing Chehejia Information Technology Co., Ltd. that was founded by a director of the Company. As of December 31, 2015, the Group made a full payment of RMB75, 000, for a 25% equity interest of the Financing JV and the carrying value of the long-term investment was RMB75,000 (US$11,578).

No impairment charges associated with the equity method investments were recognized during any of the years presented.